Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815) - Targeted Improvements to
Accounting for Hedge Activities. This ASU is intended to improve and simplify accounting rules around hedge accounting. This ASU is effective for annual periods beginning after December 15, 2018 and interim periods within those annual periods. Early adoption is permitted. We do not expect adoption of this ASU to be material to our ongoing financial reporting or on known trends, demand, uncertainties and events in our business.

In May 2017, the FASB issued ASU No. 2017-10, Service Concession Arrangements (Topic 853) - Determining the Customer of the Operation Services. This ASU is intended to clarify the customer of the operation services in all cases for service concession arrangements. This ASU is to be adopted concurrently with the adoption of ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and applying the same transition method. We do not expect adoption of this ASU to be material to our ongoing financial reporting or on known trends, demands, uncertainties and events in our business.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718) - Scope of Modification Accounting. This ASU is intended to clarify the accounting treatment when there are changes to the terms or conditions of a share based payment award. This ASU is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted. We do not expect adoption of this ASU to be material to our ongoing financial reporting or on known trends, demands, uncertainties and events in our business.

In March 2017, the FASB issued ASU No. 2017-07, Compensation - Retirement Benefits (Topic 715) - Improving the
Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. This ASU is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted. We do not expect adoption of this ASU to be material to our ongoing financial reporting or on known trends, demands, uncertainties and events in our business.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350) - Simplifying the Test for Goodwill Impairment. This ASU eliminates Step 2 from the goodwill impairment test. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This ASU is effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. Early adoption is permitted, for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We do not expect adoption of this ASU to be material to our ongoing financial reporting or on known trends, demands, uncertainties and events in our business.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230) - Classification of Certain Cash Receipts and Cash Payments. This ASU addresses eight specific cash flow topics with the objective of reducing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This ASU is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. Early adoption is permitted, including adoption in an interim period. We do not expect adoption of this ASU to be material to our ongoing financial reporting or on known trends, demands, uncertainties and events in our business.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable supportable forecast and is effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. Early adoption is permitted for annual periods after December 15, 2018, including interim periods within those annual periods. We are currently in the process of assessing the impact of this ASU on our financial statements. We have not yet determined the effect of the standard on our ongoing financial reporting or the future impact of adoption on known trends, demands, uncertainties and events in our business.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term for all leases with terms longer than 12 months. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. This ASU is effective for annual periods beginning after December 15, 2018 and interim periods within those annual periods. Early adoption is permitted. We are currently in the process of assessing the impact of this ASU on our financial statements. We have not yet determined the effect of the standard on our ongoing financial reporting or the future impact of adoption on known trends, demands, uncertainties and events in our business.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, as amended (Topic 606), which will change the way we recognize revenue and significantly expand the disclosure requirements for revenue arrangements. In July 2015, the FASB approved a one-year deferral of the effective date of the standard to 2018 for public companies, with an option that would permit companies to adopt the standard in 2017. Further amendments and technical corrections were made to the standard during 2016.
The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application.
Our approach included a detailed review of contracts representative at each of our business segments and comparing historical accounting policies and practices to the new standard. Because the standard will impact our business processes, systems and controls, we also developed a comprehensive change management plan to guide the implementation.
We will adopt the requirements of the new standard effective January 1, 2018, by recognizing the net cumulative effect of initially applying the new standard as a decrease to the opening balance of retained earnings. We expect this adjustment to be less than $50 million. The impacts of adoption primarily relate to: similar contracts that were previously accounted for on a milestone basis are now recorded over time using cost-to-cost percentage of completion methodology, contracts that were accounted for using labor hour based percentage of completion basis are now accounted for using cost-to-cost percentage of completion methodology, and certain deliverables that were considered separate deliverables are now accounted for as a part of a single performance obligation.
Other than the effects of impacts described above, we do not expect the standard to have a material impact on our consolidated balance sheet. The impacts of adoption primarily relate to: reclassifications of amounts between "Accounts receivable, net of allowance for doubtful accounts" and "Costs and estimated earnings in excess of billings on uncompleted contracts" based on whether an unconditional rights to consideration has been established or not, and the deferral of costs incurred and revenue received to fulfill a contract which were previously recorded in income in the period incurred or received but under the new standard will generally be capitalized and amortized over the period of contract performance.
We have availed the SEC exemption relating to deferring the Application of ASC Topic 606 to certain unconsolidated joint ventures until January 1, 2019.